                         SUPPLEMENT DATED JUNE 20, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

                  ANNUICHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                        INTEGRITY LIFE INSURANCE COMPANY

THIS SUPPLEMENT PROVIDES INFORMATION REGARDING THE VAN KAMPEN LIFE UIT PORTFOLIOS THAT ARE CURRENTLY AVAILABLE UNDER THE CONTRACT. THIS SUPPLEMENT MODIFIES THE FOLLOWING INFORMATION IN THE PROSPECTUS UNDER THE HEADINGS INDICATED.

-    "TABLE OF ANNUAL FEES AND EXPENSES" IN SECTION 1 - SUMMARY:

PORTFOLIO ANNUAL EXPENSES AFTER WAIVER/REIMBURSEMENT
(AS A PERCENTAGE OF NET ASSETS)

                                                                         OTHER                    TOTAL ANNUAL
PORTFOLIO                                            MANAGEMENT FEES    EXPENSES     12b-1 FEE       EXPENSES
---------                                            ---------------    --------     ---------    ------------
Van Kampen UIT Bandwidth & Telecommunications              .00%           3.51%        .00%           3.57%(14)
Van Kampen UIT Internet                                    .00%           4.96%        .00%           4.96%(14)

(14) These expenses are estimated based upon the accumulation unit value shown in the Van Kampen Life UIT Portfolio prospectus. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntary pay any excess at its own expense. Please see the Van Kampen Life Portfolios prospectus for more detail.

-    "EXAMPLES" IN SECTION 1 - SUMMARY:

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

                                                      1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                                      ------        -------       -------      --------
Van Kampen UIT Bandwidth & Telecommunications         $143.82       $258.56       $359.52       $596.11
Van Kampen UIT Internet                               $158.07       $297.30       $417.77       $683.89

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE SPECIFIED PERIOD (I.E. NO DEFERRED SALES LOAD CHARGED):

                                                    1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                                    ------        -------       -------      --------
Van Kampen UIT Bandwidth & Telecommunications       $63.82        $188.56       $309.52       $596.11
Van Kampen UIT Internet                             $78.97        $227.30       $367.77       $683.89


PLEASE NOTE THAT VAN KAMPEN HAS DETERMINED THAT IT WILL NOT RENEW ANY OF THE VAN KAMPEN LIFE UIT PORTFOLIOS WHEN THEY EXPIRE ON MAY 1, 2003.

THE FOLLOWING ITEMS ONLY APPLY TO THOSE POLICES ISSUED IN THE STATE OF TEXAS:

-    "YOUR CONTRIBUTIONS" IN SECTION 1 - SUMMARY:
     In Texas the minimum initial contribution is $3,000.

-    "ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE" IN SECTION 1 -
     SUMMARY:
     In Texas the minimum ACCOUNT VALUE is $2,000.

-    "CONTINGENT WITHDRAWAL CHARGE" IN SECTION 4 - DEDUCTIONS AND CHARGES:
     In Texas we will not deduct contingent withdrawal charges on annuity benefits of less than 5 years.

-    "HARDSHIP WAIVER" IN SECTION 4 - DEDUCTIONS AND CHARGES:
     In Texas, item (3) unemployment is not available as a condition of waiver of surrender charges.

                         SUPPLEMENT DATED JUNE 20, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

               TOUCHSTONE CHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                        INTEGRITY LIFE INSURANCE COMPANY


THIS SUPPLEMENT MODIFIES THE FOLLOWING INFORMATION IN THE PROSPECTUS UNDER THE HEADINGS INDICATED.

THE FOLLOWING ITEMS ONLY APPLY TO THOSE POLICES ISSUED IN THE STATE OF TEXAS:

-    "YOUR CONTRIBUTIONS" IN SECTION 1 - SUMMARY:
     In Texas the minimum initial contribution is $3,000.

-    "ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE" IN SECTION 1 -
     SUMMARY:
     In Texas the minimum ACCOUNT VALUE is $2,000.

-    "CONTINGENT WITHDRAWAL CHARGE" IN SECTION 4 - DEDUCTIONS AND CHARGES:
     In Texas we will not deduct contingent withdrawal charges on annuity benefits of less than 5 years.

-    "HARDSHIP WAIVER" IN SECTION 4 - DEDUCTIONS AND CHARGES:
     In Texas, item (3) unemployment is not available as a condition of waiver of surrender charges.